Fair Value Measurements (Schedule of Carrying Amounts and Fair Values of Financial Instruments) (Q2) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 2,615	$ 2,629	$ 0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 2,622	$ 2,710	$ 0